NATURE OF BUSINESS AND COMPANY (Details)	12 Months Ended
Dec. 31, 2025
Leifras [Member]
Restructuring Cost and Reserve [Line Items]
Name	Leifras
Leifras Travel Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Leifras Travel Co., Ltd
Ownership	100% owned by Leifras
Regional Collaboration Department Co Ltd Regional Collaboration Department [Member]
Restructuring Cost and Reserve [Line Items]
Name	Regional Collaboration Department Co., Ltd. (“Regional Collaboration Department”)
Ownership	100% owned by Leifras
Apicos Co Ltd Apicos [Member]
Restructuring Cost and Reserve [Line Items]
Name	Apicos Co., Ltd. (“Apicos”)
Ownership	100% owned by Leifras
L E I F Co Ltd L E I F [Member]
Restructuring Cost and Reserve [Line Items]
Name	LEIF Co., Ltd. (“LEIF”)
Ownership	100% owned by Leifras
Hokkaido Tokachi Sky Earth Sports Co Ltd Sky Earth Sports Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Hokkaido Tokachi Sky Earth Sports Co., Ltd. (“Sky Earth Sports Co.”)
Ownership	100% owned by Leifras